SCHEDULE OF INCOME TAX EXPENSES (BENEFIT) (Details) - USD ($)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Income Tax Disclosure [Abstract]
Total current
Total deferred
Total